SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Advances to unrelated parties	[1]	$ 1,169,497	$ 837,041
Advances to a related party		233,953	246,080
Other current assets		116,517	161,456
Total		1,565,835	1,554,488
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Advances to employees		$ 45,868	$ 309,911

[1]	The advances to unrelated parties for business development are non-interest bearing and are due on demand.